Employee benefits (Details 7) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Others comprehensive income	$ (8,448)	$ 2,509	$ (3,508)
Overfunded Pension Plans [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning of the year	(127)	(124)	(93)
Effect of changes actuarial assumptions	220	(468)	784
Return on plan assets (excluding interest income)	(259)	286	(752)
Change of asset ceiling	76	192	(65)
Others	(4)		(3)
Total	33	10	(36)
Deferred income tax	(15)	(3)	12
Others comprehensive income	18	7	(24)
Translation adjustments	28	(10)	(7)
Accumulated other comprehensive income	(81)	(127)	(124)
Underfunded Pension Plans And Other Benefits [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning of the year	(73)	17	(264)
Effect of changes actuarial assumptions	86	(174)	452
Return on plan assets (excluding interest income)	34	44	(31)
Change of asset ceiling		28
Others	(3)	(12)
Total	117	(114)	421
Deferred income tax	(33)	39	(128)
Others comprehensive income	84	(75)	293
Translation adjustments	40	(15)	(12)
Accumulated other comprehensive income	$ 51	$ (73)	$ 17